Intangible Assets (Tables)	12 Months Ended
May 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

	As of May 31,
	2015	2016
	US$	US$
Costs:
Intangible assets with indefinite lives:
Trademark	264	248
Intangible assets with finite lives:
Trademark	1,081	1,293
Courseware	50	47
Student base	2,093	1,978
Favorable lease	1,049	713
License	415	415

	4,952	4,694

Accumulated amortization:
Trademark	(256)	(383)
Courseware	(50)	(47)
Student base	(569)	(1,404)
Favorable lease	(60)	(123)
License	(98)	(119)

	(1,033)	(2,076)

Net carrying amount:
Intangible assets with indefinite lives:
Trademark	264	248
Intangible assets with definite lives:
Trademark	825	910
Courseware	—	—
Student base	1,524	574
Favorable lease	989	590
License	317	296

	3,919	2,618